Research and Development Expenses	12 Months Ended
Dec. 31, 2024
Research and Development Expenses
Research and Development Expenses

20. Research and Development Expenses

Research and development expenses are summarized as follows:

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Clinical trial related costs	135,652	199,728	255,935
Personnel compensation and related costs	69,079	93,030	119,306
Other research and development expenses	7,378	9,243	11,652
	212,109	302,001	386,893

Research and development expenses include expenditures for collaborative arrangements under ASC 808 to evaluate the combination of the Group’s drug compounds with the collaboration partners’ drug compounds. For the years ended December 31, 2024, 2023 and 2022, the Group has incurred US$10.9 million, US$22.0 million and US$14.7 million respectively, related to such collaborative arrangements.